Annual Total Returns - FidelityGrowthStrategiesFund-RetailPRO - FidelityGrowthStrategiesFund-RetailPRO - Fidelity Growth Strategies Fund - Fidelity Growth Strategies Fund	Jan. 28, 2023
Bar Chart Table:
Annual Return 2013	37.87%
Annual Return 2014	13.69%
Annual Return 2015	3.17%
Annual Return 2016	2.72%
Annual Return 2017	21.50%
Annual Return 2018	(6.96%)
Annual Return 2019	36.59%
Annual Return 2020	29.41%
Annual Return 2021	21.43%
Annual Return 2022	(26.50%)